Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Deferred Tax Assets and Liabilities

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset
(liability) as at January 1, 2023	20,635

Changes recognized in biological assets	1,275
Changes recognized in carryforward tax losses	1,786
Other changes	985

Balance of deferred tax asset
(liability) as at December 31, 2023	24,681

Schedule of Components of Taxes
	2023	2022	2021
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense	6,294	17,708	10,467
Deferred tax (income)	(4,046)	(17,615)	974

Total tax expense	2,248	93	11,441

Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses

	2023	2022	2021
	NIS in thousands
Loss (Profit) before taxes on income	61,285	(43,842)	(18,734)
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	14,096	(10,084)	(4,309)
Nondeductible expenses	(482)	(2,999)	(419)
Nondeductible Share-based payment	(596)	(2,049)	(1,484)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past	-	12,837	(2,709)
Change in temporary differences for which deferred taxes are not recognized	529	(1,075)
Impairment losses on goodwill	(14,513)	-	-
Other permanent differences	(1,282)	3,277	(2,520)
Income tax benefit (expense)	(2,248)	(93)	(11,441)